CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Operating expenses:
General and administrative	$ 2,922,318	$ 131,463	$ 7,602,857	$ 275,231
Research and development	271,534		586,609
Sales and marketing	2,159,439	11,490	3,612,611	71,445
Depreciation and amortization	5,702,250		5,821,145
Total operating expenses	11,055,541	142,953	17,623,222	346,676
Loss from operations	(11,055,541)	(142,953)	(17,623,222)	(346,676)
Other (expense) income:
Interest income	18,414		19,402
Interest expense	(2,192,375)		(2,334,917)
Net gain from sale of marketable securities		114,111		114,111
Change in fair value of convertible notes payable	7,634		(279,046)
Change in fair value of other liabilities	262,800		262,800
Other income	48,975		108,975
Total other (expense) income, net	(1,854,552)	114,111	(2,222,786)	114,111
Loss before provision for income taxes	(12,910,093)	(28,842)	(19,846,008)	(232,565)
Provision for income taxes
Net loss	$ (12,910,093)	$ (28,842)	$ (19,846,008)	$ (232,565)
Basic weighted average ordinary shares outstanding	19,582,298	11,000,000	17,343,913	11,000,000
Diluted weighted average ordinary shares outstanding	19,582,298	11,000,000	17,343,913	11,000,000
Basic earnings per ordinary share	$ (0.66)	$ (0.00)	$ (1.14)	$ (0.02)
Diluted earnings per ordinary share	$ (0.66)	$ (0.00)	$ (1.14)	$ (0.02)